Subsequent Events - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	May 01, 2023	Apr. 01, 2023	Jan. 01, 2023	Mar. 31, 2023	Dec. 31, 2022	Jan. 04, 2023	Sep. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par or stated value per share				$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of share options granted during the period				1,250,000	4,350,000
Weighted average per share				$ 0.16	$ 0.15
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share options granted during the period			950,000
Weighted average per share			$ 0.16
Subsequent Event [Member] | Three Zero Coupon Promissory Notes [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share				$ 0.001
Debt instrument, face amount				$ 250,000
Debt instrument, term				12 months
Debt conversion, converted instrument, warrants or options issued				78,431
Class of warrants or rights exercise price per unit				$ 0.88
Subsequent Event [Member] | Four Zero Coupon Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 283,500
Debt instrument, term		12 months
Debt conversion, converted instrument, warrants or options issued		88,941
Class of warrants or rights exercise price per unit		$ 0.88
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share						$ 0.0001
Entity equity value						$ 150,000,000
Sandstone Asset Management [Member] | Subsequent Event [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	1,020,520
Class of warrant or right issued during the period	285,875
Amount of funds retained after business combination	$ 10,400,000